Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Debt Expense [Abstract]
Interest expense	$ 46,345	$ 33,018	$ 28,485
Interest capitalized	(1,795)	(11,098)	(8,476)
Swap effect	46,103	48,453	48,346
Amortization and write off of financing costs	4,107	1,569	1,157
Commitment fees	506	2,283	4,921
Bank charges and other	296	308	301
Total	$ 95,562	$ 74,533	$ 74,734